Debt - Schedule of Debt (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 04, 2018
Asset backed line of credit		$ 472,567	$ 561,804
Debt issuance costs		(15,573)	(30,000)
Total lines of credit	1,616,668	456,995	531,804
Less: current portion of long-term notes payable	498,002
Noncurrent portion of long-term convertible notes payable	1,136,495	1,061,495	961,494
Total long-term debt	7,561,041	6,208,678
Less: current portion of long-term debt	(821,092)	(1,365,675)	(313,572)
Noncurrent portion of long-term debt	821,271	42,492	56,688
Notes payable	2,667,513	3,282,021	3,464,191
Less: current portion of long-term debt - related parties	(1,214,698)	(1,686,352)	(932,701)
Noncurrent portion of long-term debt - related parties	1,452,815	1,595,669	2,531,490
Senior Convertible Notes Payable [Member]
Senior convertible notes payable		1,428,161	1,428,161
Debt issuance costs	(353,664)	(366,666)	(466,667)
Total long-term senior convertible notes payable	1,634,497	1,061,495	961,494	$ 1,428,161
Less: current portion of long-term notes payable
Noncurrent portion of long-term convertible notes payable	1,136,495	1,061,495	961,494
Notes Payable [Member]
Debt issuance costs	(148,278)	(212,848)	0
Notes payable	1,790,641	1,621,015	370,250
Total long-term debt		1,408,167	370,250
Less: current portion of long-term debt	$ (821,092)	(1,365,675)	(313,572)
Noncurrent portion of long-term debt		$ 42,492	$ 56,688